Description of Business	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Description of Business
Description of Business

1. Description of Business

        Millennial Media, Inc. (the "Company") was incorporated in the state of Delaware in May 2006. The Company is engaged in the business of providing mobile advertising solutions to advertisers and developers. Its technology, tools and services help developers to maximize their advertising revenue, acquire users and gain insight about their users. The Company offers advertisers significant audience reach, sophisticated targeting capabilities and the ability to deliver rich and engaging ad experiences to consumers on their mobile connected devices.

        On April 3, 2012, the Company closed its initial public offering ("IPO") of common stock in which the Company sold and issued 9,873,270 shares of common stock. Upon closing of the IPO, all of the redeemable convertible preferred stock outstanding automatically converted into 47,679,003 shares of common stock, based on the shares of redeemable convertible preferred stock outstanding as of April 3, 2012. In addition, the outstanding Series B warrant automatically converted into a warrant to purchase common stock, and the preferred stock warrant liability of $1.0 million as of April 3, 2012 was reclassified to additional paid-in capital.

1. Description of Business

        Millennial Media, Inc. (the "Company") was incorporated in the state of Delaware in May 2006. The Company is engaged in the business of providing mobile advertising solutions to advertisers and developers. Its technology, tools and services help developers to maximize their advertising revenue, acquire users and gain insight about their users. The Company offers advertisers significant audience reach, sophisticated targeting capabilities and the ability to deliver rich and engaging ad experiences to consumers on their mobile connected devices.